SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Equity Marketable Securities	$ 0	$ 700	$ 514
Other Than Temporary Impairment Debt Marketable Securities	0	0	200
Capitalized Software Development Costs Of Subsidiaries	9,606	8,433	8,300
Amortized Capitalized Software Development Costs Of Subsidiaries	8,495	8,100	6,300
Severance Costs	3,862	3,264	1,391
Advertising Expense	2,387	2,645	2,500
Provision for Doubtful Accounts	1,859	1,014	658
Derivative, Notional Amount	139	245	59
Notional Amount of Foreign Currency Derivative Purchase Contracts		4,119
Reporting Unit	6	8
Percentage Of Tax Benefits To Be Realized From Settlements With Taxing Authorities	50.00%
Maximum [Member]
Estimated Fair Value Of Reporting Unit			28.00%
Property, Plant and Equipment, Useful Life	7 years
Finite-Lived Intangible Assets, Remaining Amortization Period	15 years
Minimum [Member]
Estimated Fair Value Of Reporting Unit			10.00%
Property, Plant and Equipment, Useful Life	3 years
Finite-Lived Intangible Assets, Remaining Amortization Period	3 years 6 months
Matrix [Member]
Granted - Number of Options			2,250,000
Euro [Member]
Notional Amount of Foreign Currency Derivative Purchase Contracts		4,106
Yen [Member]
Notional Amount of Foreign Currency Derivative Purchase Contracts		$ 1,276